REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302


                                                                October 26, 2005


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


     Re:  Tax Exempt Proceeds Fund, Inc.
          File Nos. 33-25747; 811-5698; CIK: 0000843078


Ladies and Gentlemen:

     On behalf of Tax Exempt Proceeds Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 25, 2005.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.





                                                  Very truly yours,



                                                  Tax Exempt Proceeds Fund, Inc.


                                                   /s/ Rosanne Holtzer
                                                   -------------------
                                                   By: Rosanne Holtzer
                                                       Secretary